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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology, LLC
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   Managing Member
Phone:   212-421-2155

Signature, Place, and Date of Signing:

   /s/ Seymour L. Goldblatt         New York, New York   November 14, 2011
----------------------------------
         [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:           1

Form 13F Information Table Entry Total:      83

Form 13F Information Table Value Total:   $472,733
                                          (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

      FORM 13F                                                    (SEC USE ONLY)

Page 1 of 4 NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY,LLC September 30,2011

                                                                                  Item 6
                                                                           Investment Discretion
                                                                           -----------------------
                                                                                    (b)
                                                    Item 4:                       Shared-                        Item 8: Voting
                                                      Fair    Item 5:               As               Item 7     Authority (Shares)
                                 Item 2:   Item 3:   Market  Shares of            Defined    (c)    Managers -----------------------
            Item 1:              Title of   CUSIP    Value   Principal      (a)     in     Shared-    See       (a)       (b)    (c)
         Name of Issuer           class    Number   (x$1000)  Amount       Sole  Instr. V   Other   Instr.V     Sole    Shared  None
-------------------------------- -------- --------- -------- ------------ ------ --------- ------- --------- ---------- ------ -----
ABSOLUTE SOFTWARE CORPORATION    COM      00386B109    7,359 1,950,400 SH    X                                1,950,400
ACCENTURE PLC                    COM      G1151C101    1,096    20,800 SH    X                                   20,800
ALLSCRIPTS HEALTHCARE SOLUTION   COM      01988P108    7,012   389,120 SH            X                    01    389,120
ATMEL CORP                       COM      049513104    5,973   740,100 SH            X                    01    740,100
AVAGO TECHNOLOGIES               COM      Y0486S104    7,118   217,200 SH            X                    01    217,200
BLUECOAT SYSTEMS                 COM      09534T508    3,606   259,800 SH    X                                  259,800
BMC SOFTWARE INC                 COM      055921100   15,894   412,200 SH            X                    01    412,200
CALIX INC                        COM      13100M509    5,032   645,100 SH    X                                  645,100
CALLIDUS SOFTWARE                COM      13123E500   11,921 2,585,983 SH            X                    01  2,585,983
CEPHALON INC                     COM      156708109    4,293    53,200 SH            X                    01     53,200
CIENA                            COM      171779101    8,401   750,100 SH            X                    01    750,100
CITY TELECOM LTD                 ADR      178677209      945   100,000 SH    X                                  100,000
CODEXIS, INC                     COM      192005106    1,065   233,000 SH    X                                  233,000
COGNIZANT TECHNOLOGY SOLUTIONS   COM      192446102    6,352   101,300 SH            X                    01    101,300
COMVERGE INC                     COM      205859101    4,026 2,212,300 SH    X                                2,212,300
COMVERSE TECHNOLOGY INC          COM      205862402   10,334 1,463,700 SH            X                    01  1,463,700
DEXCOM INC                       COM      252131107   14,341 1,195,100 SH            X                    01  1,195,100
DICE HOLDINGS INC                COM      253017107    3,478   444,800 SH            X                    01    444,800
DIGITAL RIV INC                  COM      25388B104    9,231   445,300 SH            X                    01    445,300
EDWARDS LIFESCIENCES CORP        COM      28176E108    3,322    46,600 SH            X                    01     46,600
F5 NETWORKS INC                  COM      315616102    9,023   127,000 SH            X                    01    127,000
FOREST LABS INC                  COM      345838106    9,917   322,100 SH            X                    01    322,100
COLUMN TOTAL                                         149,739

      FORM 13F                                                    (SEC USE ONLY)

Page 2 of 4 NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY,LLC September 30,2011

                                                                                  Item 6
                                                                           Investment Discretion
                                                                           -----------------------
                                                                                    (b)
                                                    Item 4:                       Shared-                        Item 8: Voting
                                                      Fair    Item 5:               As               Item 7     Authority (Shares)
                                 Item 2:   Item 3:   Market  Shares of            Defined    (c)    Managers -----------------------
            Item 1:              Title of   CUSIP    Value   Principal      (a)     in     Shared-    See       (a)       (b)    (c)
         Name of Issuer           class    Number   (x$1000)  Amount       Sole  Instr. V   Other   Instr.V     Sole    Shared  None
-------------------------------- -------- --------- -------- ------------ ------ --------- ------- --------- ---------- ------ -----
GSE SYSTEMS INC                  COM      36227K106    2,413 1,370,800 SH    X                                1,370,800
HARMONIC                         COM      413160102    3,838   900,900 SH    X                                  900,900
IGATE CORPORATION                COM      45169U105    2,317   200,800 SH    X                                  200,800
INGRAM MICRO INC                 COM      457153104    8,307   515,000 SH            X                    01    515,000
INTER-NAP NETWORK                COM      45885A300    7,662 1,551,000 SH    X                                1,551,000
INTERSIL HLDG CORP CL A          COM      46069S109    4,255   413,500 SH            X                    01    413,500
IXIA                             COM      45071r109    2,684   350,000 SH    X                                  350,000
KENEXA CORP                      COM      488879107   16,899 1,080,500 SH            X                    01  1,080,500
LAM RESH CORP                    COM      512807108    7,892   207,800 SH            X                    01    207,800
LINEAR TECHNOLOTY CORP           COM      535678106    8,439   305,200 SH            X                    01    305,200
LIQUIDITY SERVICES INC           COM      53635B107    6,699   208,900 SH    X                                  208,900
LOCALCOM CORP                    COM      53954R105      507   209,300 SH    X                                  209,300
MARVELL TECH GROUP LTD ORD       COM      G5876H105    7,289   502,200 SH            X                    01    502,200
MATTERSIGHT CORPORATION          COM      577097108    3,340   820,525 SH    X                                  820,525
MAXIM INTERGRATED                COM      57772K101    6,845   293,400 SH            X                    01    293,400
MICROSEMI CORP                   COM      595137100    4,379   274,000 SH            X                    01    274,000
MICROSTRATEGY INC                COM      594972408   10,038    88,000 SH            X                    01     88,000
MONSTER WORLDWIDE INC            COM      611742107    5,444   758,200 SH            X                    01    758,200
MOVE INC                         COM      62458M108    3,117 2,150,000 SH    X                                2,150,000
NEOPHOTONICS CORPORATION         COM      64051T100    3,313   481,600 SH    X                                  481,600
NVIDIA CORP                      COM      67066G104    5,705   456,000 SH            X                    01    456,000
OCZ TECHNOLOGY (2nd private plc) COM      67086E303    2,910   600,000 SH    X                                  600,000
OCZ TECHNOLOGY CORP              COM      67086E303    4,935 1,017,500 SH            X                    01  1,017,500
OCZ TECHNOLOGY (1st private plc) COM      67086E303    4,103   845,993 SH    X                                  845,993
ONYX PHARM                       COM      683399109    8,262   275,300 SH            X                    01    275,300
OPENWAVE SYS INC                 COM      683718308    9,999 6,409,400 SH            X                    01  6,409,400
OPTIMER PHARMACEUTICALS INC      COM      68401H104   10,647   769,300 SH    X                                  769,300
POWER INTEGRATIONS INC           COM      739276103    4,334   141,600 SH    X                                  141,600
POWERSECURE INTL INC             COM      73936N105    2,128   450,000 SH    X                                  450,000
PRINCETON REVIEW INC             COM      742352107      173 1,235,600 SH    X                                1,235,600
COLUMN TOTAL                                         168,873

                               FORM 13F                          (SEC USE ONLY)

Page 3 of 4 NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY,
LLC  September 30, 2011

                                                                                  Item 6
                                                                           Investment Discretion
                                                                           -----------------------
                                                                                    (b)
                                                    Item 4:                       Shared-                        Item 8: Voting
                                                      Fair    Item 5:               As               Item 7     Authority (Shares)
                                 Item 2:   Item 3:   Market  Shares of            Defined    (c)    Managers -----------------------
            Item 1:              Title of   CUSIP    Value   Principal      (a)     in     Shared-    See       (a)       (b)    (c)
         Name of Issuer           class    Number   (x$1000)  Amount       Sole  Instr. V   Other   Instr.V     Sole    Shared  None
-------------------------------- -------- --------- -------- ------------ ------ --------- ------- --------- ---------- ------ -----
PROCERA NETWORKS INC             COM      74269U203   3,072    320,000 SH    X                                  320,000
REACHLOCAL, INC                  COM      75525F104     421     38,700 SH    X                                   38,700
REAL NETWORKS INC                COM      75605L708   8,686  1,030,375 SH             X                  01   1,030,375
REALD INC                        COM      75604L105   1,458    155,900 SH             X                  01     155,900
RESVERLOGIX CORP                 COM      76128M108     391    355,100 SH    X                                  355,100
RESVERLOGIX CORP RESTRICTED SH   COM      76128M108     336    305,500 SH    X                                  305,500
RIVERBED TECHNOLOGY INC          COM      768573107   9,208    461,300 SH             X                  01     461,300
RIVERSTONE NETWORKS              COM      769320995       0  5,414,200 SH             X                  01   5,414,200
SALIX PHARMACEUTICALS            COM      795435106  11,337    383,000 SH             X                  01     383,000
SAPIENT CORP                     COM      803062108   7,464    736,100 SH             X                  01     736,100
SILICON LABORATORIES, INC        COM      826919102   8,180    243,900 SH             X                  01     243,900
SOLARWINDS, INC                  COM      83416B109   7,934    360,300 SH             X                  01     360,300
STEC Inc                         COM      784774101     868     85,500 SH             X                  01      85,500
SYCAMORE NETWORKS INC            COM      871206108   1,354     75,000 SH    X                                   75,000
TEKELEC                          COM      879101103  11,325  1,875,000 SH             X                  01   1,875,000
TELECOMMUNICATIONS SYS CL A      COM      87929J103   3,405    987,000 SH    X                                  987,000
THESTREET.COM, INC               COM      88368Q103   2,103  1,061,968 SH    X                                1,061,968
THORATIC CORPORATION             COM      885175307  10,673    327,000 SH             X                  01     327,000
TIBCO SOFTWARE INC               COM      88632Q103   3,804    169,900 SH             X                  01     169,900
TNS INC                          COM      872960109  14,577    775,389 SH             X                  01     775,389
Tree.com Inc                     COM      894675107   2,590    518,000 SH    X                                  518,000
UNITED THERAPEUTICS              COM      91307C102   6,306    168,200 SH             X                  01     168,200
UROPLASTY INC                    COM      917277204   4,786    986,900 SH    X                                  986,900
VELTI                            COM      G93285107   6,279    950,000 SH    X                                  950,000
VIROPHARMA INC                   COM      928241108   6,650    368,000 SH    X                                  368,000
VISTAPRINT LTD                   COM      N93540107   4,568    169,000 SH             X                  01     169,000
VOCUS INC                        COM      92858J108   7,539    449,800 SH    X                                  449,800
WEB.COM GROUP INC                COM      94733A104   7,513  1,076,401 SH    X                                1,076,401
WEBMEDIABRANDS INC               COM      94770W100   1,179  1,965,700 SH    X                                1,965,700
ELOYALTY CORP SERIES B CONV PF   CVPF     290152990     115     22,475 SH    X                                   22,475
COLUMN TOTAL                                        154,121

Page 4 of 4
S Squared Technology, LLC                                        30-September-11
Form 13F - Additions

                                                                                  Item 6
                                                                           Investment Discretion
                                                                           -----------------------
                                                                                    (b)
                                                    Item 4:                       Shared-                        Item 8: Voting
                                                      Fair    Item 5:               As               Item 7     Authority (Shares)
                                 Item 2:   Item 3:   Market  Shares of            Defined    (c)    Managers -----------------------
            Item 1:              Title of   CUSIP    Value   Principal      (a)     in     Shared-    See       (a)       (b)    (c)
         Name of Issuer           class    Number   (x$1000)  Amount       Sole  Instr. V   Other   Instr.V     Sole    Shared  None
-------------------------------- -------- --------- -------- ------------ ------ --------- ------- --------- ---------- ------ -----
NORTEL NETWORKS                    COM    656568508       0          5 SH    X                                    5
TOTAL MARKET VALUE 13F ADDITIONS                          0
TOTAL MARKET VALUE 13F                              472,733
TOTAL MARKET VALUE 13F & ADDITIONS                  472,733